LONG-TERM DEBT	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
LONG-TERM DEBT
LONG-TERM DEBT
11.	LONG-TERM DEBT

Long-term debt consists of the following as of:

	September 30, 2021	December 31, 2020

The Company has a $160,000,000 credit facility (Credit Facility) with a bank syndicate that may extend each year such that the term of the agreement remains at least three years. The current term of the Credit Facility expires on December 23, 2023, with any unpaid balance due at maturity. Borrowings under the Credit Facility bear interest at one month LIBOR plus an applicable margin, or Prime, plus or minus an applicable margin at the Company’s choice. The effective borrowing rate at September 30, 2021 was 2.07%. Borrowings under the Credit Facility are collateralized by the assets of the Company, except for the assets of the Company’s United Kingdom, Bermuda and Germany subsidiaries. Effective August 24, 2021, the Company secured commitment letters from its current lenders that will increase the capacity of its current Credit Facility to $230,000,000.

	$117,500,000	$68,000,000
The Company has a note payable related to a business combination for the future purchase installment payments. The note is paid in two equal installments and interest is calculated at a fixed 3.25%. The note payable expires March 1, 2022 at which time the second installment is due.	1,000,000	2,000,000
Total debt	118,500,000	70,000,000
Less current portion	(1,000,000)	(1,000,000)
Total long-term debt	$117,500,000	$69,000,000

The Credit Facility includes a provision for determining a LIBOR successor rate in the event LIBOR reference rates are no longer available. The alternative benchmark replacement rate is the secured overnight financing rate (SOFR). In addition, the facility includes a provision for determining a SOFR successor rate in the event SOFR reference rates are no longer available. If no SOFR successor rate has been determined, the rate will be based on the higher of the Prime Rate or the fed funds rate plus a fixed margin.

In connection with the Credit Facility, the Company is required, among other things, to meet certain financial covenants, including a fixed-charge coverage ratio and a leverage ratio. The Company was in compliance as of September 30, 2021.

12.	LONG-TERM DEBT